Condensed Consolidated Statements of Cash Flows (Unaudited) (Parenthetical 1) - USD ($)		1 Months Ended		12 Months Ended
	Apr. 08, 2020	Feb. 29, 2020	Jan. 31, 2020	Nov. 30, 2019
Number of common stock share issued for services				3,000,000
Value of common stock share issued for services				$ 550,000
Stock repurchased during period, shares			369,999
Stock repurchased during period, value				$ 19,996
Number of shares issued for exchange of notes	33,333
Class of warrant or right grant date fair value	$ 11,591,623
Warrant fair value at reduced price	29,150
Proceeds from issuance of warrant	239,747
Number of warrant issued				2,290,373
Treasury Stock, Shares				3,699,999
Treasury Stock Receivable				$ 888,000
Treasury stock offset associated additional paid in capital				$ 338,000
Series A Preferred Stock [Member]
Aggregate price	$ 6,950,000
Number of shares issued for exchange of notes	1,391
Class of warrant or right grant date fair value	$ 11,591,623
Warrant fair value at reduced price	29,150
Proceeds from issuance of warrant	$ 239,747
Common Stock [Member]
Stock repurchased during period, shares				134,938
Stock repurchased during period, value				$ 135
Common Stock [Member] | Patents [Member]
Stock repurchased during period, shares			3,866,810
Stock repurchased during period, value			$ 696,799
Warrant [Member]
Number of warrant issued		150,000
Warrants issued for marketing services		$ 8,000
Convertible Noteholders [Member]
Accrued interest satisfied by issuance of warrants			$ 100,000
Number of warrant issued			498,418